Investments In Equity Method Investees (Details)	Dec. 31, 2021	Dec. 31, 2020
Kayser Technik Inc [Member]
Investments In Equity Method Investees (Details) [Line Items]
Equity method investment ownership percentage	50.00%	50.00%